Derivative Financial Instruments (Fair Value of the Company's Outstanding Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Assets	$ 1,369		$ 295
Liabilities	(713)		(3)
Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	1,219		295
Liabilities	(354)		(3)
Forward Foreign Exchange Contracts [Member] | Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	141	[1]	295	[1]
Liabilities	(59)	[1]	(1)	[1]
Currency Swaps and Options [Member] | Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	181	[1]		[1]
Liabilities	(60)	[1]	(2)	[1]
Embedded Currency Derivatives [Member] | Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	897	[1]		[1]
Liabilities	(235)	[1]		[1]
Embedded Currency Derivatives [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets	150
Liabilities	$ (359)

[1]	Reclassified into other receivable